UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2013




[LOGO OF USAA]
    USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ==============================================

      SEMIANNUAL REPORT
      USAA TAX EXEMPT INTERMEDIATE-TERM FUND
      FUND SHARES o ADVISER SHARES
      SEPTEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. McNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

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SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         36

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              54

ADVISORY AGREEMENT                                                           56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

       [PHOTO OF REGINA SHAFER]                   [PHOTO OF DIEDERIK OLIJSLAGER]
       REGINA SHAFER, CPA, CFA                    DIEDERIK OLIJSLAGER
       USAA Asset                                 USAA Asset
       Management Company                         Management Company

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o   HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND SHARES)
    PERFORM DURING THE REPORTING PERIOD?

    The Fund Shares provided a total return of -2.38% versus an average return of -2.71% amongst the funds in the Lipper Intermediate Municipal Debt Funds category. This compares to returns of -2.37% for the Lipper Intermediate Municipal Debt Funds Index and -3.15% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.70% compared to the Lipper category average of 2.40%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    In April, when the reporting period began, tax-exempt bonds posted gains, benefiting from supportive supply and demand conditions and the strong performance of U.S. Treasuries, which municipals tend to follow over time. In early May, yields began to rise on speculation the Fed might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Yields surged in June after U.S. Federal Reserve (the Fed) Chairman Ben Bernanke suggested

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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    tapering could start later in 2013. Investors, fearful that Fed tapering would lead to higher interest rates, shifted assets away from bonds. The large amount of redemptions from the municipal market drove down tax-exempt bond prices further, fueling more selling. After the Fed reiterated that any tapering would be data-dependent, municipal prices retraced some of their losses in late June.

    Municipal bond prices resumed their decline in July as investors sought to divine the Fed's intentions. Yields increased, rising most in the longer maturities. Also in July, the City of Detroit filed for bankruptcy protection. Though widely anticipated, the bankruptcy likely contributed to overall market volatility. By August, it was widely believed the Fed would announce a reduction in its asset purchases following its September policy meeting. Instead, the Fed surprised the markets, announcing in September that it would make no changes to its bond-buying programs. U.S. Treasuries and equities rallied on the news that the Fed would continue its easy monetary policies at least in the near term. The tax-exempt market followed suit. As municipal bond prices stabilized, redemptions slowed.

    Intermediate-term municipal yields increased during the reporting period overall. The yield on a 10-year AAA-rated municipal, which was 1.91% on March 29, 2013, hit a high of 3.04% on September 5, 2013, and ended the reporting period at 2.54%.

    Tax-exempt supply decreased over the course of the reporting period. Early on, many of the bonds issued were refunding bonds -- wherein issuers replaced higher-yielding bonds with debt issued at lower interest rates -- and as a result, the net amount of tax-exempt supply in the market remained relatively stable. As yields increased, bond issuance slowed. On the demand side, as tax-exempt investors reduced their positions, "crossover buyers" entered the market. During the reporting period, long-term municipal yields were higher than the yields of U.S. Treasuries and comparably rated corporate bonds on an absolute basis (not adjusting for the tax exemption). This was attractive to crossover buyers, who typically do not buy municipal debt but who purchased it opportunistically to take

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    advantage of the attractive yields. Low supply and improving demand helped stabilize municipal bond prices.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In keeping with our investment approach, we continued to focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). In recent years, the Fund's income has declined as tax-exempt bonds rallied and yields fell. The increase in tax-exempt yields during the reporting period gave us the opportunity to purchase bonds with higher yields.

    Our experienced credit analysts continued to evaluate the bonds we consider for purchase and continuously monitored the holdings in the Fund. They have a comprehensive approach to credit analysis, which includes a focus on both an issuer's willingness and its ability to repay its debt -- an approach that has served the Fund well. We believe events such as the Detroit bankruptcy filing demonstrate the value of credit research in the municipal market.

    During the reporting period, we continued to maintain a diversified portfolio of more than 500 municipal bonds. Because of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. We also avoid bonds subject to the federal alternative minimum tax for individuals.

o   WHAT IS YOUR OUTLOOK?

    Looking ahead, we expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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    term. According to consensus estimates, the 2013 gross domestic product growth may remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Bernanke pointed to both issues in the press conference that followed the Fed's September meeting.

    As the economy continues to improve, and the market tries to anticipate when the Fed will end its quantitative easing program, we expect to see continued volatility in interest rates. Going forward, we expect the tax-exempt market to take some of its direction from U.S. Treasuries. If U.S. Treasury yields rise, municipal yields are likely to follow, but the attractiveness of municipals relative to U.S. Treasuries should help support municipal prices.

    Though some state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. We do not expect a material change in the longstanding debt repayment record of municipal issuers. Given the size and diversity of the tax-exempt market, occasional one-off credit problems will likely continue, but we expect them to remain the exception, not the rule.

    Thank you for allowing us to serve your investment needs. We appreciate your confidence in us.

    As interest rates rise, existing bond prices fall. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (FUND SHARES)
(Ticker Symbol: USATX)

-----------------------------------------------------------------------------------------------
                                                    9/30/13                      3/31/13
-----------------------------------------------------------------------------------------------
Net Assets                                      $3,079.1 Million            $3,387.4 Million
Net Asset Value Per Share                            $13.18                      $13.75

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                       $0.487                      $0.497
Capital Gain Distributions Per Share                    -                           -
Dollar-Weighted Average
Portfolio Maturity(+)                               9.0 Years                   9.1 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

-----------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
-----------------------------------------------------------------------------------------------
3/31/13-9/30/13*                   1 Year                    5 Years                   10 Years
     -2.38%                        -0.43%                     6.28%                      4.30%

-----------------------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 9/30/13**                          EXPENSE RATIO AS OF 3/31/13***
-----------------------------------------------------------------------------------------------
               2.91%                                                      0.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2013

---------------------------------------------------------------------------------
               TOTAL RETURN     =     DIVIDEND RETURN    +      PRICE CHANGE
---------------------------------------------------------------------------------
10 Years            4.30%       =          4.34%         +         (0.04)%
5 Years             6.28%       =          4.37%         +          1.91%
1 Year             (0.43)%      =          3.51%         +         (3.94)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2004-SEPTEMBER 30, 2013

 [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

---------------------------------------------------------------------------------
                  TOTAL RETURN    DIVIDEND RETURN    CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------
9/30/2004             4.73%            4.51%                 0.22%
9/30/2005             3.33%            4.22%                -0.89%
9/30/2006             4.37%            4.28%                 0.09%
9/30/2007             2.43%            4.21%                -1.78%
9/30/2008            -2.92%            4.29%                -7.21%
9/30/2009            13.72%            5.44%                 8.28%
9/30/2010             6.35%            4.52%                 1.83%
9/30/2011             3.93%            4.41%                -0.48%
9/30/2012             8.34%            4.07%                 4.27%
9/30/2013            -0.43%            3.51%                -3.94%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/13, and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             4.34%            6.02%       6.86%       7.08%       7.66%
5 Years              4.37%            6.07%       6.91%       7.14%       7.72%
1 Year               3.51%            4.88%       5.56%       5.74%       6.20%

To match the Fund Shares' closing 30-day SEC Yield of 2.91% on 9/30/13,

A FULLY TAXABLE INVESTMENT MUST PAY:  4.04%       4.60%       4.75%       5.14%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                       USAA TAX EXEMPT              LIPPER INTERMEDIATE
                        BARCLAYS MUNICIPAL            INTERMEDIATE-TERM                MUNICIPAL DEBT
                            BOND INDEX                   FUND SHARES                    FUNDS INDEX
09/30/03                    10,000.00                    10,000.00                      $10,000.00
10/31/03                     9,949.65                     9,965.81                        9,951.98
11/30/03                    10,053.34                    10,061.39                       10,031.50
12/31/03                    10,136.59                    10,146.16                       10,090.69
01/31/04                    10,194.65                    10,184.25                       10,128.65
02/29/04                    10,348.08                    10,342.07                       10,270.95
03/31/04                    10,312.04                    10,286.94                       10,207.64
04/30/04                    10,067.82                    10,097.11                        9,994.57
05/31/04                    10,031.32                    10,077.91                        9,981.81
06/30/04                    10,067.82                    10,130.34                       10,006.50
07/31/04                    10,200.32                    10,237.89                       10,106.67
08/31/04                    10,404.73                    10,421.10                       10,273.38
09/30/04                    10,459.96                    10,473.49                       10,305.48
10/31/04                    10,549.97                    10,549.56                       10,361.14
11/30/04                    10,462.95                    10,452.85                       10,277.76
12/31/04                    10,590.73                    10,579.50                       10,378.27
01/31/05                    10,689.71                    10,669.86                       10,423.23
02/28/05                    10,654.14                    10,635.84                       10,378.60
03/31/05                    10,586.95                    10,545.09                       10,301.90
04/30/05                    10,753.91                    10,711.61                       10,437.17
05/31/05                    10,829.91                    10,787.72                       10,496.64
06/30/05                    10,897.10                    10,841.15                       10,548.43
07/31/05                    10,847.85                    10,781.00                       10,492.19
08/31/05                    10,957.37                    10,891.06                       10,582.08
09/30/05                    10,883.57                    10,824.72                       10,527.75
10/31/05                    10,817.48                    10,761.42                       10,472.88
11/30/05                    10,869.41                    10,815.23                       10,514.83
12/31/05                    10,962.88                    10,906.48                       10,587.14
01/31/06                    10,992.46                    10,933.36                       10,614.43
02/28/06                    11,066.26                    11,013.16                       10,660.36
03/31/06                    10,989.94                    10,937.16                       10,597.63
04/30/06                    10,986.17                    10,914.53                       10,594.13
05/31/06                    11,035.11                    10,969.82                       10,643.96
06/30/06                    10,993.56                    10,926.77                       10,602.24
07/31/06                    11,124.33                    11,056.04                       10,712.59
08/31/06                    11,289.40                    11,213.79                       10,851.91
09/30/06                    11,367.92                    11,296.82                       10,916.07
10/31/06                    11,439.20                    11,351.93                       10,967.11
11/30/06                    11,534.56                    11,442.89                       11,034.85
12/31/06                    11,493.81                    11,402.46                       10,996.63
01/31/07                    11,464.38                    11,387.53                       10,973.26
02/28/07                    11,615.45                    11,531.32                       11,090.31
03/31/07                    11,586.81                    11,494.04                       11,079.40
04/30/07                    11,621.11                    11,532.68                       11,107.71
05/31/07                    11,569.66                    11,476.38                       11,064.54
06/30/07                    11,509.70                    11,412.55                       11,022.79
07/31/07                    11,598.92                    11,478.14                       11,093.42
08/31/07                    11,548.88                    11,390.52                       11,085.63
09/30/07                    11,719.78                    11,570.10                       11,219.65
10/31/07                    11,772.02                    11,611.69                       11,251.39
11/30/07                    11,847.08                    11,647.34                       11,327.68
12/31/07                    11,879.97                    11,620.39                       11,349.16
01/31/08                    12,029.77                    11,779.70                       11,534.39
02/29/08                    11,479.02                    11,219.33                       11,121.23
03/31/08                    11,807.11                    11,543.77                       11,359.13
04/30/08                    11,945.27                    11,661.00                       11,423.10
05/31/08                    12,017.50                    11,752.54                       11,491.16
06/30/08                    11,881.86                    11,638.76                       11,377.27
07/31/08                    11,927.02                    11,636.73                       11,428.47
08/31/08                    12,066.59                    11,766.00                       11,552.10
09/30/08                    11,500.73                    11,231.87                       11,119.26
10/31/08                    11,383.34                    10,944.22                       10,993.31
11/30/08                    11,419.54                    10,902.97                       11,013.13
12/31/08                    11,586.02                    10,768.79                       11,091.00
01/31/09                    12,010.10                    11,337.97                       11,540.94
02/28/09                    12,073.20                    11,385.23                       11,493.96
03/31/09                    12,075.41                    11,402.59                       11,486.56
04/30/09                    12,316.64                    11,680.24                       11,681.58
05/31/09                    12,446.93                    11,948.64                       11,814.02
06/30/09                    12,330.33                    11,850.20                       11,720.18
07/31/09                    12,536.63                    12,075.33                       11,914.43
08/31/09                    12,750.95                    12,265.70                       12,039.79
09/30/09                    13,208.55                    12,772.90                       12,385.12
10/31/09                    12,931.28                    12,565.06                       12,140.92
11/30/09                    13,038.13                    12,687.83                       12,326.37
12/31/09                    13,082.19                    12,737.23                       12,350.66
01/31/10                    13,150.33                    12,819.93                       12,418.06
02/28/10                    13,277.79                    12,946.85                       12,540.10
03/31/10                    13,246.00                    12,893.44                       12,472.58
04/30/10                    13,406.98                    13,054.39                       12,592.28
05/31/10                    13,507.53                    13,149.15                       12,677.93
06/30/10                    13,515.56                    13,146.49                       12,680.63
07/31/10                    13,684.09                    13,307.52                       12,845.07
08/31/10                    13,997.39                    13,587.68                       13,104.74
09/30/10                    13,975.52                    13,583.44                       13,061.92
10/31/10                    13,936.81                    13,538.59                       13,030.55
11/30/10                    13,658.13                    13,298.10                       12,835.04
12/31/10                    13,393.45                    13,098.04                       12,649.16
01/31/11                    13,294.78                    12,987.85                       12,581.39
02/28/11                    13,506.43                    13,214.26                       12,760.94
03/31/11                    13,461.43                    13,188.92                       12,724.15
04/30/11                    13,702.50                    13,397.48                       12,917.13
05/31/11                    13,936.65                    13,603.16                       13,098.82
06/30/11                    13,985.27                    13,683.69                       13,129.93
07/31/11                    14,128.00                    13,817.53                       13,247.71
08/31/11                    14,369.70                    13,994.37                       13,425.17
09/30/11                    14,518.25                    14,119.86                       13,482.01
10/31/11                    14,464.28                    14,079.71                       13,428.25
11/30/11                    14,549.72                    14,182.26                       13,528.76
12/31/11                    14,826.52                    14,429.63                       13,768.90
01/31/12                    15,169.40                    14,755.50                       14,030.84
02/29/12                    15,184.35                    14,758.34                       14,034.89
03/31/12                    15,085.69                    14,674.62                       13,918.68
04/30/12                    15,259.72                    14,851.45                       14,074.67
05/31/12                    15,386.40                    14,975.79                       14,162.26
06/30/12                    15,369.88                    14,979.81                       14,138.45
07/31/12                    15,613.47                    15,168.54                       14,322.64
08/31/12                    15,631.25                    15,208.19                       14,336.64
09/30/12                    15,725.66                    15,294.62                       14,419.40
10/31/12                    15,770.04                    15,351.90                       14,450.17
11/30/12                    16,029.84                    15,615.02                       14,653.73
12/31/12                    15,831.72                    15,466.85                       14,489.70
01/31/13                    15,897.66                    15,532.64                       14,533.28
02/28/13                    15,945.81                    15,622.79                       14,589.99
03/31/13                    15,877.04                    15,599.49                       14,544.69
04/30/13                    16,051.08                    15,735.39                       14,673.60
05/31/13                    15,855.01                    15,587.15                       14,496.54
06/30/13                    15,406.07                    15,198.80                       14,152.76
07/31/13                    15,271.37                    15,143.00                       14,107.80
08/31/13                    15,053.43                    14,973.21                       13,957.09
09/30/13                    15,377.43                    15,228.98                       14,199.50

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                USAA TAX EXEMPT          LIPPER INTERMEDIATE
               INTERMEDIATE-TERM           MUNICIPAL DEBT
                  FUND SHARES               FUNDS AVERAGE
09/30/04              4.38%                     3.30%
09/30/05              4.21                      3.33
09/30/06              4.16                      3.40
09/30/07              4.25                      3.48
09/30/08              4.78                      3.62
09/30/09              4.53                      3.77
09/30/10              4.26                      3.11
09/30/11              4.23                      2.89
09/30/12              3.77                      2.53
09/30/13              3.70                      2.40

                                  [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/04 to 9/30/13.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UTEIX)

-------------------------------------------------------------------------------
                                              9/30/13                3/31/13
-------------------------------------------------------------------------------
Net Assets                                 $6.3 Million           $7.5 Million
Net Asset Value Per Share                     $13.18                 $13.75

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.459                 $0.468
Capital Gain Distributions Per Share             -                      -

-------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
-------------------------------------------------------------------------------
   3/31/13-9/30/13*              1 Year              Since Inception 8/01/10
        -2.48%                   -0.63%                       4.14%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/13**
-------------------------------------------------------------------------------
     Subsidized      2.71%                          Unsubsidized      2.33%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/13***
--------------------------------------------------------------------------------
     Before Reimbursement   1.14%               After Reimbursement   0.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 2.71% on 9/30/13, and assuming marginal federal tax
rates of:                             28.00%  36.80%*   38.80%*   43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:   3.77%   4.29%     4.43%     4.79%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA TAX EXEMPT                                       LIPPER INTERMEDIATE
              INTERMEDIATE-TERM FUND         BARCLAYS MUNICIPAL            MUNICIPAL DEBT
                  ADVISER SHARES                 BOND INDEX                  FUNDS INDEX
07/31/10            10,000.00                   10,000.00                    $10,000.00
08/31/10            10,207.68                   10,228.95                     10,202.16
09/30/10            10,202.67                   10,212.97                     10,168.82
10/31/10            10,167.09                   10,184.68                     10,144.40
11/30/10             9,984.70                    9,981.03                      9,992.20
12/31/10             9,832.59                    9,787.61                      9,847.48
01/31/11             9,748.28                    9,715.50                      9,794.73
02/28/11             9,916.64                    9,870.17                      9,934.51
03/31/11             9,895.97                    9,837.28                      9,905.86
04/30/11            10,050.71                   10,013.45                     10,056.10
05/31/11            10,203.26                   10,184.57                     10,197.55
06/30/11            10,261.88                   10,220.10                     10,221.77
07/31/11            10,360.40                   10,324.40                     10,313.46
08/31/11            10,491.11                   10,501.03                     10,451.62
09/30/11            10,583.24                   10,609.58                     10,495.87
10/31/11            10,551.47                   10,570.14                     10,454.01
11/30/11            10,626.58                   10,632.58                     10,532.26
12/31/11            10,810.00                   10,834.86                     10,719.21
01/31/12            11,052.37                   11,085.43                     10,923.13
02/29/12            11,052.74                   11,096.35                     10,926.29
03/31/12            10,988.14                   11,024.25                     10,835.82
04/30/12            11,118.74                   11,151.44                     10,957.26
05/31/12            11,209.88                   11,244.01                     11,025.45
06/30/12            11,210.95                   11,231.93                     11,006.91
07/31/12            11,350.27                   11,409.94                     11,150.31
08/31/12            11,377.82                   11,422.94                     11,161.20
09/30/12            11,440.78                   11,491.93                     11,225.64
10/31/12            11,481.61                   11,524.36                     11,249.59
11/30/12            11,676.37                   11,714.22                     11,408.07
12/31/12            11,563.63                   11,569.44                     11,280.36
01/31/13            11,610.80                   11,617.62                     11,314.29
02/28/13            11,676.34                   11,652.81                     11,358.44
03/31/13            11,656.81                   11,602.56                     11,323.17
04/30/13            11,764.81                   11,729.74                     11,423.53
05/31/13            11,643.43                   11,586.46                     11,285.69
06/30/13            11,351.37                   11,258.38                     11,018.05
07/31/13            11,307.72                   11,159.95                     10,983.05
08/31/13            11,178.99                   11,000.68                     10,865.72
09/30/13            11,368.12                   11,237.45                     11,054.44

                                   [END CHART]

                      Data from 7/31/10 through 9/30/13.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             o  TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

Hospital ...............................................................  23.1%
General Obligation .....................................................  11.5%
Electric Utilities .....................................................  10.2%
Special Assessment/Tax/Fee .............................................   9.4%
Appropriated Debt ......................................................   9.2%
Education ..............................................................   6.5%
Electric/Gas Utilities .................................................   4.4%
Toll Roads .............................................................   3.8%
Airport/Port ...........................................................   2.9%
Escrowed Bonds .........................................................   2.9%

You will find a complete list of securities that the Fund owns on pages 18-35.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/13 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        5.6%
AA                                                                        25.4%
A                                                                         38.6%
BBB                                                                       23.1%
BELOW INVESTMENT-GRADE                                                     1.0%
SHORT-TERM INVESTMENT-GRADE                                                2.7%
UNRATED                                                                    3.6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-35.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)   Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

            Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of New York Mellon, DEPFA Bank plc, Dexia Credit Local, JPMorgan Chase Bank, N.A., or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing
            Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDC     Industrial Development Corp.
    ISD     Independent School District
    PRE     Prerefunded to a date prior to maturity
    USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (88.4%)

             ALABAMA (0.7%)
  $16,340    Montgomery Medical Clinic Board                            4.75%        3/01/2026     $   16,264
    5,000    Private Colleges and Universities Facilities Auth. (INS)   4.75         9/01/2026          5,042
                                                                                                   ----------
                                                                                                       21,306
                                                                                                   ----------
             ARIZONA (2.7%)
   20,310    Apache County IDA(a)                                       4.50         3/01/2030         18,965
    1,170    Health Facilities Auth.                                    4.50         4/01/2016          1,190
      425    Health Facilities Auth.                                    5.00         4/01/2017            435
    1,150    Health Facilities Auth.                                    4.75         4/01/2025          1,157
    6,000    Health Facilities Auth.                                    5.00         2/01/2027          6,070
    2,500    Maricopa County Union High School District No. 210 (INS)   4.50         7/01/2024          2,603
   15,000    Mohave County IDA                                          7.50         5/01/2019         17,176
    3,270    Phoenix Civic Improvement Corp. (INS)                      5.50         7/01/2024          3,818
    2,115    Phoenix Civic Improvement Corp. (INS)                      5.50         7/01/2025          2,453
    2,680    Pima County IDA                                            4.50         6/01/2030          2,501
    2,000    Pinal County IDA (INS)                                     5.25        10/01/2020          2,066
    1,250    Pinal County IDA (INS)                                     5.25        10/01/2022          1,269
    2,000    Pinal County IDA (INS)                                     4.50        10/01/2025          1,865
    3,540    State (INS)                                                5.00        10/01/2019          4,043
    7,275    State (INS)                                                5.25        10/01/2020          8,401
    1,535    State Univ. (INS) (PRE)                                    5.00         9/01/2024          1,636
    7,180    Univ. Medical Center Corp.                                 5.00         7/01/2022          7,417
                                                                                                   ----------
                                                                                                       83,065
                                                                                                   ----------
             ARKANSAS (0.2%)
    3,125    Baxter County                                              5.00         9/01/2026          3,161
    4,000    Independence County (INS)                                  4.90         7/01/2022          4,109
                                                                                                   ----------
                                                                                                        7,270
                                                                                                   ----------
             CALIFORNIA (12.1%)
    1,510    Cerritos Community College District                        5.02(b)      8/01/2025            920
    1,000    Cerritos Community College District                        5.24(b)      8/01/2027            519
    1,000    Cerritos Community College District                        5.41(b)      8/01/2028            479
   10,000    Chabot-Las Positas Community College District (INS)        4.85(b)      8/01/2022          7,264
    5,000    Chabot-Las Positas Community College District (INS)        4.88(b)      8/01/2023          3,455
    5,000    City and County of San Francisco Airport Commission        5.25         5/01/2022          5,779
    7,000    City and County of San Francisco Airport Commission        5.25         5/01/2023          8,063
    5,000    City and County of San Francisco Airport Commission        4.90         5/01/2029          5,214
    2,000    Coronado Community Dev. Agency (INS)                       5.00         9/01/2024          2,088

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 6,810    El Camino Community College District                        4.25%(b)    8/01/2026     $    3,927
    7,665    El Camino Community College District                        4.42(b)     8/01/2027          4,154
    5,500    El Camino Community College District                        4.58(b)     8/01/2028          2,777
   46,605    Golden State Tobacco Securitization Corp. (INS)             4.17(b)     6/01/2025         28,828
    3,380    Health Facilities Financing Auth.                           5.13        7/01/2022          3,612
    2,000    Health Facilities Financing Auth.                           5.00        8/15/2027          2,158
    5,000    Health Facilities Financing Auth.                           5.25        8/15/2031          5,297
    1,000    Irvine City                                                 5.00        9/02/2029          1,000
    5,000    Irvine USD Special Tax District (INS)                       5.25        9/01/2019          5,701
    2,500    Irvine USD Special Tax District (INS)                       4.50        9/01/2020          2,728
    6,745    Kern County Board of Education (INS)                        5.00        6/01/2026          6,843
    1,300    Los Angeles County                                          5.00        3/01/2023          1,492
   20,000    Los Angeles Department of Water and Power (INS)(a)          4.75        7/01/2025         21,378
    5,000    Public Works Board (PRE)                                    5.50        6/01/2019          5,045
    6,400    Public Works Board                                          5.50        4/01/2021          7,416
    6,755    Public Works Board                                          5.60        4/01/2022          7,784
    3,000    Public Works Board                                          5.13        3/01/2023          3,357
    3,130    Public Works Board                                          5.75        4/01/2023          3,553
    1,185    Public Works Board                                          5.00       11/01/2023          1,349
    2,500    Public Works Board                                          5.25        3/01/2024          2,791
    2,000    Public Works Board                                          5.00       11/01/2024          2,249
    1,250    Public Works Board                                          5.00        3/01/2025          1,403
    2,000    Public Works Board                                          5.38        3/01/2025          2,228
    1,365    Public Works Board                                          5.00        3/01/2026          1,503
   10,000    Public Works Board                                          5.00        4/01/2028         10,670
    7,000    Public Works Board                                          5.00       11/01/2028          7,496
    5,000    Public Works Board                                          5.00        4/01/2029          5,280
    1,430    Sacramento Financing Auth. (INS)                            5.00       12/01/2024          1,492
   15,265    Sacramento Municipal Utility District
               Financing Auth. (INS)                                     4.75        7/01/2024         15,930
   10,000    Sacramento Municipal Utility District Financing Auth.       5.13        7/01/2029         10,285
    4,720    Salinas Union High School District (INS)                    4.37(b)     6/01/2016          4,529
    2,000    Salinas Union High School District (INS)                    4.37(b)    10/01/2016          1,903
    3,525    San Bernardino County Redevelopment Agency (INS)            5.00        9/01/2025          3,449
    2,395    San Diego USD (INS)                                         4.50        7/01/2025          2,466
    3,000    San Jose USD (INS) (PRE)                                    4.50        6/01/2024          3,360
    7,065    Santa Clara County Financing Auth. (INS)                    4.75        5/15/2023          7,680
    7,400    Santa Clara County Financing Auth. (INS)                    4.75        5/15/2024          8,014
    7,750    Santa Clara County Financing Auth. (INS)                    4.75        5/15/2025          8,160
    2,175    Semitropic Improvement District (INS) (PRE)                 5.25       12/01/2018          2,303
    2,500    Solano Community College District (INS)                     4.85(b)     8/01/2023          1,588
    4,735    Solano Community College District (INS)                     4.88(b)     8/01/2024          2,834
    4,035    South Orange County Public Financing Auth. (INS)            5.00        8/15/2022          4,105

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                                                  PORTFOLIO OF INVESTMENTS |  19

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
-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,920    South Orange County Public Financing Auth. (INS)            5.00%       8/15/2025     $    4,956
   20,000    State                                                       5.25       10/01/2022         22,758
   27,445    State                                                       5.75        4/01/2027         31,217
    3,120    Statewide Communities Dev. Auth.                            5.00        5/15/2021          3,244
    3,275    Statewide Communities Dev. Auth.                            5.00        5/15/2022          3,380
    3,440    Statewide Communities Dev. Auth.                            5.00        5/15/2023          3,527
    3,610    Statewide Communities Dev. Auth.                            5.00        5/15/2024          3,677
    3,795    Statewide Communities Dev. Auth.                            5.00        5/15/2025          3,854
    1,000    Statewide Communities Dev. Auth.                            5.13        5/15/2031          1,003
   11,090    Tobacco Securitization Auth.                                4.75        6/01/2025         10,445
    3,470    Tuolumne Wind Project Auth.                                 5.00        1/01/2022          3,882
   10,000    Upland City                                                 6.00        1/01/2026         11,154
    2,000    Washington Township Health Care District                    5.75        7/01/2024          2,173
    3,500    Washington Township Health Care District                    5.00        7/01/2025          3,641
                                                                                                   ----------
                                                                                                      372,809
                                                                                                   ----------
             COLORADO (2.1%)
    5,000    Adams and Arapahoe Counties Joint School District No. 28J   3.20(b)    12/01/2022          3,815
    4,500    Adams County (INS)                                          4.38        9/01/2017          4,760
   30,955    Denver Health and Hospital Auth.                            4.75       12/01/2027         30,659
    1,000    Health Facilities Auth.                                     5.25        6/01/2023          1,049
    2,750    Health Facilities Auth.(c)                                  5.00        6/01/2028          2,766
   10,000    Regional Transportation District                            5.00        6/01/2025         10,786
    9,045    State (INS) (PRE)                                           5.00       11/01/2023          9,900
                                                                                                   ----------
                                                                                                       63,735
                                                                                                   ----------
             CONNECTICUT (0.2%)
    8,610    Mashantucket (Western) Pequot Tribe(d)                      7.08(k)     7/01/2031          5,956
                                                                                                   ----------
             DISTRICT OF COLUMBIA (1.0%)
      375    District of Columbia                                        5.00        7/01/2023            390
    7,000    District of Columbia (INS)                                  5.00        1/01/2025          7,481
    3,870    District of Columbia                                        5.63       10/01/2025          4,266
    5,000    District of Columbia                                        5.75       10/01/2026          5,488
    7,930    District of Columbia (INS)                                  4.75        5/01/2027          6,944
    6,000    District of Columbia                                        5.75       10/01/2027          6,535
    1,280    District of Columbia                                        6.00        7/01/2033          1,320
                                                                                                   ----------
                                                                                                       32,424
                                                                                                   ----------
             FLORIDA (9.9%)
    5,165    Brevard County School Board (INS) (PRE)                     5.00        7/01/2025          5,672
    2,500    Broward County Airport System                               5.00       10/01/2024          2,783
    6,500    Broward County School Board (INS)                           5.00        7/01/2023          7,103
    4,000    Broward County School Board (INS)                           5.00        7/01/2024          4,359

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20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 3,710    Broward County School Board (INS)                           5.00%      7/01/2025      $    3,943
    3,270    Flagler County School Board (INS)                           5.00       8/01/2025           3,484
    8,000    Hillsborough County IDA                                     5.65       5/15/2018           9,233
    4,250    Indian River County School Board (INS)                      5.00       7/01/2024           4,497
    3,500    Jacksonville                                                5.00      10/01/2028           3,697
    5,000    JEA St. Johns River Power Park (INS)                        5.00      10/01/2020           5,331
    2,500    Lee County                                                  5.00      10/01/2023           2,866
    2,700    Lee County                                                  5.00      10/01/2024           3,085
    7,245    Lee County IDA                                              5.00      10/01/2028           6,636
   10,535    Lee County School Board (INS)                               5.00       8/01/2027          11,083
    6,465    Lee County School Board (INS)                               5.00       8/01/2028           6,788
    6,560    Miami Beach City Health Facilities Auth.                    5.00      11/15/2029           6,428
    7,500    Miami-Dade County                                           3.75      12/01/2018           7,638
    1,670    Miami-Dade County (INS)                                     5.00       4/01/2022           1,769
    2,805    Miami-Dade County (INS)                                     5.00       4/01/2023           2,971
    8,375    Miami-Dade County (INS)                                     4.75      11/01/2023           8,951
    2,345    Miami-Dade County, 5.00%, 10/01/2013 (INS)                  4.54(e)   10/01/2024           2,469
    9,830    Miami-Dade County (INS)                                     4.75      11/01/2024          10,314
    3,670    Miami-Dade County, 5.00%, 10/01/2013 (INS)                  4.57(e)   10/01/2025           3,842
    2,000    Miami-Dade County                                           5.00      10/01/2025           2,177
    6,440    Miami-Dade County                                           5.00      10/01/2026           6,859
    2,500    Miami-Dade County (INS)                                     5.00      10/01/2026           2,652
    7,000    Miami-Dade County                                           5.00      10/01/2027           7,361
   10,000    Miami-Dade County Expressway Auth.                          5.00       7/01/2028          10,633
    7,000    Miami-Dade County Expressway Auth.                          5.00       7/01/2029           7,369
    4,750    Miami-Dade County Health Facilities Auth.                   5.00       8/01/2027           4,862
    4,950    Miami-Dade County Health Facilities Auth.                   5.00       8/01/2028           5,009
    5,250    Miami-Dade County Health Facilities Auth.                   5.00       8/01/2029           5,272
    3,500    Miami-Dade County Health Facilities Auth.                   5.00       8/01/2030           3,507
    5,780    Miami-Dade County Health Facilities Auth.                   5.00       8/01/2031           5,776
   10,000    Miami-Dade County School Board (INS)                        5.00       2/01/2024          10,765
   12,000    Miami-Dade County School Board (INS)                        5.25       5/01/2025          13,224
   12,000    Orange County Health Facility Auth.                         5.25      10/01/2022          13,239
    5,000    Orange County Health Facility Auth.                         5.38      10/01/2023           5,493
    3,055    Osceola County School Board                                 5.00       6/01/2028           3,230
    6,855    Palm Beach County Health Facilities Auth. (INS)             5.00      12/01/2021           6,548
    7,595    Palm Beach County Health Facilities Auth.                   5.00      11/15/2023           8,189
      650    Palm Beach County School Board (INS)                        5.00       8/01/2022             701
    1,995    Pinellas County Educational Facilities Auth.                5.00      10/01/2021           2,169
    1,080    Pinellas County Educational Facilities Auth.                4.00      10/01/2022           1,060
    1,415    Pinellas County Educational Facilities Auth.                4.00      10/01/2023           1,376
    2,045    Pinellas County Educational Facilities Auth.                5.38      10/01/2026           2,152
    1,895    Pinellas County Educational Facilities Auth.                5.00      10/01/2027           1,894

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,615    Pinellas County Educational Facilities Auth.                6.50%      10/01/2031     $    2,887
    7,370    Saint Lucie County (INS)                                    5.00       10/01/2028          7,804
    2,045    Saint Lucie County School Board                             5.00        7/01/2025          2,250
    1,500    Saint Lucie County School Board                             5.00        7/01/2026          1,630
    8,970    Sunshine State Governmental Financing Commission            5.00        9/01/2019         10,163
    5,525    Sunshine State Governmental Financing Commission            5.00        9/01/2020          6,291
    1,055    Sunshine State Governmental Financing Commission (INS)      5.00        9/01/2021          1,206
    4,585    Volusia County School Board (INS)                           5.00        8/01/2022          4,885
    4,920    Volusia County School Board (INS)                           5.00        8/01/2023          5,242
    5,165    Volusia County School Board (INS)                           5.00        8/01/2024          5,503
                                                                                                   ----------
                                                                                                      304,320
                                                                                                   ----------
             GEORGIA (0.7%)
   10,000    Burke County Dev. Auth.                                     7.00        1/01/2023         11,716
    4,000    Glynn-Brunswick Memorial Hospital Auth.                     5.25        8/01/2023          4,294
    2,000    Private Colleges and Universities Auth.                     5.25       10/01/2027          2,087
    3,000    Private Colleges and Universities Auth.                     5.25       10/01/2027          3,132
                                                                                                   ----------
                                                                                                       21,229
                                                                                                   ----------
             GUAM (0.1%)
    1,000    Power Auth.                                                 5.00       10/01/2027          1,079
    1,000    Power Auth.                                                 5.00       10/01/2030          1,039
                                                                                                   ----------
                                                                                                        2,118
                                                                                                   ----------
             IDAHO (0.0%)
    1,000    Univ. of Idaho (INS) (PRE)                                  4.75        4/01/2022          1,000
                                                                                                   ----------
             ILLINOIS (7.7%)
    1,000    Bedford Park Village                                        4.60       12/01/2017          1,031
    3,240    Bedford Park Village                                        4.80       12/01/2020          3,323
    3,085    Bedford Park Village                                        4.90       12/01/2023          3,123
    4,359    Chicago                                                     6.63       12/01/2022          4,463
   30,000    Chicago (INS)                                               4.45(b)     1/01/2023         18,448
    4,925    Chicago Board of Education (INS)                            4.82(b)    12/01/2013          4,919
    7,000    Chicago-O'Hare International Airport (INS)                  5.00        1/01/2021          7,510
   10,000    Chicago-O'Hare International Airport (INS)                  5.00        1/01/2022         10,781
    9,000    Chicago-O'Hare International Airport                        5.25        1/01/2024          9,694
    3,620    Chicago-O'Hare International Airport (INS)                  5.00        1/01/2028          3,679
    1,500    Chicago-O'Hare International Airport (INS)                  5.00        1/01/2029          1,515
    2,150    Chicago-O'Hare International Airport (INS)                  5.13        1/01/2030          2,173
    2,370    Finance Auth.                                               5.50        5/01/2017          2,627
    4,340    Finance Auth.                                               5.75        5/01/2018          4,929
   14,360    Finance Auth.                                               5.00        2/15/2019         15,742
    2,080    Finance Auth.                                               5.00        2/15/2020          2,281

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,710    Finance Auth.                                               5.00%       2/15/2022     $    1,808
      750    Finance Auth.                                               5.25        4/01/2022            764
    2,000    Finance Auth.                                               5.00        4/01/2023          2,011
    3,400    Finance Auth. (INS)                                         5.00       11/01/2023          3,582
   14,935    Finance Auth. (INS)                                         5.00       11/15/2023         15,164
    7,140    Finance Auth.                                               5.13        2/15/2025          7,366
    4,165    Finance Auth.                                               5.00        4/01/2025          4,165
    8,210    Finance Auth.                                               4.50        5/15/2025          8,439
    7,665    Finance Auth.                                               5.38        8/15/2026          8,242
    8,000    Finance Auth.                                               4.50       11/15/2026          8,069
    1,750    Finance Auth.                                               5.40        4/01/2027          1,759
    8,250    Finance Auth.                                               5.50        7/01/2028          8,421
      590    Housing Dev. Auth.                                          4.55        7/01/2021            599
      365    Housing Dev. Auth.                                          4.60        7/01/2023            367
    3,495    Lake County Community Unit School District (INS) (ETM)      5.13(b)    12/01/2016          3,390
    4,555    Lake County Community Unit School District (INS)            5.13(b)    12/01/2016          4,262
    2,500    Metropolitan Pier and Exposition Auth. (INS)                5.20        6/15/2017          2,836
    2,500    Metropolitan Pier and Exposition Auth. (INS)                5.30        6/15/2018          2,810
    4,000    Metropolitan Pier and Exposition Auth. (INS)                5.40        6/15/2019          4,469
    5,000    Metropolitan Pier and Exposition Auth. (INS)                5.70(b)     6/15/2026          2,637
    2,000    Northeastern Illinois Univ.                                 4.75       10/01/2025          2,040
    7,095    Railsplitter Tobacco Settlement Auth.                       5.00        6/01/2018          7,985
   10,000    Railsplitter Tobacco Settlement Auth.                       5.50        6/01/2023         10,940
    5,000    State (INS)                                                 5.00        1/01/2021          5,391
   10,000    State (INS)                                                 5.00        4/01/2029          9,925
   14,070    Will County Forest Preserve District (INS)                  5.40(b)    12/01/2017         13,123
                                                                                                   ----------
                                                                                                      236,802
                                                                                                   ----------
             INDIANA (2.0%)
    1,470    Finance Auth.                                               5.00        5/01/2024          1,606
   20,000    Finance Auth. (INS)(a)                                      4.55       12/01/2024         20,464
    1,200    Finance Auth.                                               5.00        5/01/2027          1,247
    1,900    Finance Auth.                                               5.00       10/01/2027          1,973
   10,500    Finance Auth.                                               5.00        6/01/2032          9,833
    4,000    Health and Educational Facility Financing Auth.             5.00        2/15/2021          4,317
    8,375    Health and Educational Facility Financing Auth.             5.00        2/15/2022          9,013
    3,000    Jasper County (INS)                                         5.85        4/01/2019          3,418
    6,000    Rockport (INS)                                              4.63        6/01/2025          6,233
    6,181    St. Joseph County, acquired 12/17/1998; cost $6,119(f),(g)  5.75        2/15/2019            667
    1,500    Vanderburgh County Redevelopment District                   5.00        2/01/2026          1,530
                                                                                                   ----------
                                                                                                       60,301
                                                                                                   ----------

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             IOWA (0.9%)
  $ 9,190    Finance Auth. (INS)                                         5.00%        7/01/2014    $    9,491
    1,325    Finance Auth. (INS)                                         5.00        12/01/2021         1,343
    1,390    Finance Auth. (INS)                                         5.00        12/01/2022         1,398
    1,460    Finance Auth. (INS)                                         5.00        12/01/2023         1,465
    1,535    Finance Auth. (INS)                                         5.00        12/01/2024         1,526
    1,610    Finance Auth. (INS)                                         5.00        12/01/2025         1,584
    1,690    Finance Auth. (INS)                                         5.00        12/01/2026         1,636
    2,475    Waterloo Community School District                          5.00         7/01/2024         2,641
    2,775    Waterloo Community School District                          5.00         7/01/2025         2,932
    4,510    Waterloo Community School District                          5.00         7/01/2027         4,690
                                                                                                   ----------
                                                                                                       28,706
                                                                                                   ----------
             KANSAS (0.3%)
   11,660    Wyandotte County                                            5.71(b)      6/01/2021         7,782
                                                                                                   ----------
             KENTUCKY (1.0%)
    6,130    Economic Dev. Finance Auth.                                 4.05(b)     10/01/2024         3,737
    7,500    Economic Dev. Finance Auth. (INS)                           5.75        12/01/2028         7,760
    3,830    Louisville/Jefferson County Metro Government                5.00        12/01/2022         4,316
    2,760    Louisville/Jefferson County Metro Government                5.00        12/01/2023         3,067
    7,160    Louisville/Jefferson County Metro Government                5.00        12/01/2024         7,851
    3,725    Pikeville City Hospital Improvement                         5.75         3/01/2026         3,994
                                                                                                   ----------
                                                                                                       30,725
                                                                                                   ----------
             LOUISIANA (2.5%)
    2,750    Jefferson Parish Hospital District No. 1 (INS)              5.50         1/01/2026         2,916
    3,000    Jefferson Parish Hospital District No. 1 (INS)              5.38         1/01/2031         3,058
    3,750    Local Government Environmental Facilities and
               Community Dev. Auth.                                      6.50         8/01/2029         4,029
    2,000    Office Facilities Corp. (INS) (PRE)                         5.25        11/01/2018         2,009
   20,000    Public Facilities Auth.                                     5.00         9/01/2028        20,734
    2,440    Terrebonne Parish Hospital Service District No. 1           5.00         4/01/2022         2,651
    2,570    Terrebonne Parish Hospital Service District No. 1           5.00         4/01/2023         2,758
    2,000    Terrebonne Parish Hospital Service District No. 1           4.65         4/01/2024         2,078
    4,250    Terrebonne Parish Hospital Service District No. 1           5.00         4/01/2028         4,360
    5,000    Tobacco Settlement Financing Corp.                          5.00         5/15/2023         5,533
   10,000    Tobacco Settlement Financing Corp.                          5.25         5/15/2031         9,943
    9,000    Transportation Auth. (INS)                                  4.38        12/01/2023         9,028
    9,000    Transportation Auth. (INS)                                  4.38        12/01/2024         9,028
                                                                                                   ----------
                                                                                                       78,125
                                                                                                   ----------
             MAINE (0.6%)
    1,635    Health and Higher Educational Facilities Auth.              5.00         7/01/2024         1,794
    1,000    Health and Higher Educational Facilities Auth.              5.00         7/01/2026         1,065

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $11,500    Health and Higher Educational Facilities Auth.              6.00%       7/01/2026     $   12,005
    1,000    Health and Higher Educational Facilities Auth.              5.00        7/01/2027          1,052
    1,500    Jay                                                         4.85        5/01/2019          1,538
                                                                                                   ----------
                                                                                                       17,454
                                                                                                   ----------
             MARYLAND (0.3%)
      950    Community Dev. Administration                               5.88        7/01/2016            953
    2,500    EDC                                                         6.20        9/01/2022          2,954
    5,000    Health and Higher Educational Facilities Auth.              6.00        1/01/2028          5,229
                                                                                                   ----------
                                                                                                        9,136
                                                                                                   ----------
             MASSACHUSETTS (1.2%)
    3,110    Health and Educational Facilities Auth.                     5.00        7/01/2019          3,455
    9,000    Health and Educational Facilities Auth.                     6.00        7/01/2024         10,130
    4,000    Health and Educational Facilities Auth.                     5.00        7/15/2027          3,998
    5,545    Massachusetts Bay Transportation Auth.                      4.60(b)     7/01/2022          3,999
    5,000    Massachusetts Bay Transportation Auth.                      4.70(b)     7/01/2024          3,228
    1,600    Massachusetts Bay Transportation Auth.                      4.73(b)     7/01/2025            972
      640    Massachusetts Dev. Finance Agency                           5.00        7/01/2020            681
    1,480    Massachusetts Dev. Finance Agency                           5.00        7/01/2022          1,542
    4,500    Massachusetts Dev. Finance Agency                           6.25        1/01/2027          4,975
    1,720    Massachusetts Dev. Finance Agency                           5.00        7/01/2027          1,675
    2,000    Massachusetts Dev. Finance Agency                           5.00        7/01/2030          2,004
      110    Water Pollution Abatement Trust                             4.75        8/01/2025            118
                                                                                                   ----------
                                                                                                       36,777
                                                                                                   ----------
             MICHIGAN (1.6%)
   18,000    Building Auth. (INS)                                        4.81(b)    10/15/2022         12,680
    3,000    Building Auth.                                              5.00       10/15/2029          3,098
   10,000    Grand Traverse County Hospital Finance Auth.                5.00        7/01/2029         10,235
    2,675    Hospital Finance Auth.                                      5.00       11/15/2019          2,872
    3,400    Hospital Finance Auth.                                      5.00       11/15/2022          3,501
   12,000    Kent Hospital Finance Auth.                                 5.00       11/15/2029         12,264
    3,000    State Trunk Line Fund                                       5.00       11/01/2019          3,458
    2,000    State Trunk Line Fund                                       5.00       11/01/2020          2,280
                                                                                                   ----------
                                                                                                       50,388
                                                                                                   ----------
             MINNESOTA (1.4%)
    1,080    Chippewa County                                             5.38        3/01/2022          1,103
    5,120    Chippewa County                                             5.50        3/01/2027          5,184
   18,015    Cohasset(a)                                                 4.95        7/01/2022         18,229
    2,500    Higher Education Facilities Auth.                           4.50       10/01/2027          2,522
    3,000    Municipal Power Agency                                      4.38       10/01/2025          3,057
    7,680    St. Paul Housing and Redevelopment Auth.                    5.15       11/15/2020          8,015
    3,500    St. Paul Housing and Redevelopment Auth.                    5.25        5/15/2026          3,619
                                                                                                   ----------
                                                                                                       41,729
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.4%)
  $ 2,000    Dev. Bank                                                   5.00%       4/01/2028     $    2,081
    7,000    Dev. Bank (INS)                                             5.00        9/01/2030          7,339
    1,650    Hospital Equipment and Facilities Auth.                     5.00       12/01/2016          1,789
    1,000    Hospital Equipment and Facilities Auth.                     5.25       12/01/2021          1,038
                                                                                                   ----------
                                                                                                       12,247
                                                                                                   ----------
             MISSOURI (1.1%)
    1,780    Cape Girardeau County Health Care Facilities IDA            5.00        6/01/2025          1,943
   17,545    Cape Girardeau County Health Care Facilities IDA            5.00        6/01/2027         17,618
    2,555    Cape Girardeau County Health Care Facilities IDA            5.00        6/01/2027          2,719
    1,000    Cass County                                                 5.00        5/01/2022          1,010
    3,315    Cass County                                                 5.38        5/01/2022          3,385
    2,000    Cass County                                                 5.50        5/01/2027          2,001
    2,000    Dev. Finance Board                                          4.75        6/01/2025          2,028
      560    Fenton City                                                 4.50        4/01/2021            563
    1,760    Riverside IDA (INS)                                         5.00        5/01/2020          1,876
    1,330    St. Joseph IDA                                              5.00        4/01/2027          1,364
                                                                                                   ----------
                                                                                                       34,507
                                                                                                   ----------
             MONTANA (0.2%)
    6,500    Forsyth (INS)                                               4.65        8/01/2023          6,848
                                                                                                   ----------
             NEVADA (0.7%)
    2,865    Clark County                                                5.00        5/15/2020          3,096
   18,000    Humboldt County                                             5.15       12/01/2024         19,132
                                                                                                   ----------
                                                                                                       22,228
                                                                                                   ----------
             NEW JERSEY (3.1%)
   10,000    EDA                                                         5.25        9/01/2019         11,662
    5,000    EDA (INS)                                                   5.00        7/01/2022          5,156
   10,000    EDA                                                         5.25        9/01/2022         11,484
    3,500    EDA                                                         4.45        6/01/2023          3,728
    8,830    EDA (PRE)                                                   5.25        9/01/2023          9,659
    2,500    EDA                                                         5.00        6/15/2026          2,574
    4,535    Essex County Improvement Auth. (INS)                        6.00       11/01/2025          5,117
   20,000    State Turnpike Auth.                                        5.00        1/01/2021         22,530
    5,000    Tobacco Settlement Financing Corp.                          5.00        6/01/2017          5,485
    2,000    Transportation Trust Fund Auth. (PRE)                       5.25       12/15/2017          2,214
    5,000    Transportation Trust Fund Auth. (INS)                       5.25       12/15/2022          5,850
   20,000    Transportation Trust Fund Auth.                             4.47(b)    12/15/2025         11,470
                                                                                                   ----------
                                                                                                       96,929
                                                                                                   ----------
             NEW MEXICO (1.1%)
   20,000    Farmington Pollution Control                                4.70        5/01/2024         20,820
    4,890    Jicarilla Apache Nation(h)                                  5.00        9/01/2018          4,690

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 3,250    Jicarilla Apache Nation(h)                                  5.50%       9/01/2023     $    3,015
    4,000    Sandoval County                                             4.38        6/01/2020          4,142
                                                                                                   ----------
                                                                                                       32,667
                                                                                                   ----------
             NEW YORK (7.8%)
    2,500    Albany IDA                                                  5.75       11/15/2022          2,740
    1,500    Dormitory Auth.                                             5.25        7/01/2015          1,553
    4,000    Dormitory Auth.                                             5.20        2/15/2016          4,017
    2,005    Dormitory Auth.                                             5.25        7/01/2016          2,074
    4,760    Dormitory Auth.                                             5.30        2/15/2017          4,780
    2,000    Dormitory Auth.                                             5.25        7/01/2017          2,069
   12,560    Dormitory Auth. (ETM)                                       5.30        2/15/2019         14,300
    5,000    Dormitory Auth.                                             5.00        7/01/2020          5,393
   24,935    Dormitory Auth.                                             5.00        7/01/2022         26,491
      750    Dormitory Auth.                                             5.00        5/01/2023            806
      750    Dormitory Auth.                                             5.00        5/01/2024            785
    1,200    Dormitory Auth.                                             5.00        5/01/2025          1,237
    1,000    Dormitory Auth.                                             5.00        5/01/2026          1,018
    2,500    Dutchess County IDA                                         4.50        8/01/2026          2,508
    1,395    East Rochester Housing Auth. (NBGA)                         4.63        2/15/2017          1,406
    2,000    Erie County IDA                                             5.00        5/01/2028          2,161
   17,075    Long Island Power Auth.                                     5.00        4/01/2023         18,346
   10,000    Metropolitan Transportation Auth.                           6.25       11/15/2023         11,744
    6,800    Metropolitan Transportation Auth.                           5.00       11/15/2024          7,640
   16,565    Metropolitan Transportation Auth.                           5.00       11/15/2024         18,306
    2,500    Metropolitan Transportation Auth. (INS)                     5.00       11/15/2024          2,782
    5,000    Monroe County IDC (NBGA)                                    5.75        8/15/2030          5,460
      115    New York City                                               5.63        8/01/2015            116
      225    New York City                                               5.75        8/01/2016            227
    1,875    New York City (PRE)                                         5.25       10/15/2019          1,879
    5,000    New York City                                               5.13       11/15/2022          5,723
    4,330    New York City                                               5.13       12/01/2022          4,930
    6,000    New York City                                               5.13       12/01/2023          6,818
   10,000    New York City                                               5.00        4/01/2024         10,858
    5,240    New York City                                               5.00        8/01/2024          5,917
    5,000    New York City                                               5.25       11/15/2024          5,727
    5,000    New York City                                               5.00        2/01/2025          5,592
    3,500    New York City Transitional Finance Auth.                    5.00        1/15/2022          4,005
   25,000    New York City Transitional Finance Auth.                    5.00        5/01/2026         28,626
      575    Newburgh City                                               5.00        6/15/2023            575
    2,250    Niagara Area Dev. Corp.                                     4.00       11/01/2024          2,030
    4,000    Rockland County                                             2.25        3/14/2014          4,013
    1,585    Rockland County                                             3.50       10/01/2021          1,552
    1,190    Rockland County                                             3.63       10/01/2022          1,172

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,560    Rockland County                                             3.63%      10/01/2023     $    1,517
    1,665    Rockland County                                             3.63       10/01/2024          1,582
      790    Saratoga County Capital Resource Corp.                      5.00       12/01/2028            835
    1,500    Suffolk County EDC                                          5.00        7/01/2028          1,532
      775    Suffolk County IDA                                          5.00       11/01/2013            778
    1,880    Suffolk County IDA                                          5.00       11/01/2014          1,953
    1,000    Suffolk County IDA                                          5.00       11/01/2015          1,070
    1,350    Westchester County Local Dev. Corp.                         5.00        1/01/2028          1,357
    2,600    Yonkers (INS)                                               5.00       10/01/2023          2,891
                                                                                                   ----------
                                                                                                      240,891
                                                                                                   ----------
             NORTH CAROLINA (0.9%)
    3,000    Eastern Municipal Power Agency                              5.00        1/01/2024          3,233
    5,000    Eastern Municipal Power Agency                              5.00        1/01/2026          5,374
    4,805    Medical Care Commission                                     6.38        7/01/2026          5,365
    5,500    Medical Care Commission                                     5.00        7/01/2027          5,517
    2,000    Municipal Power Agency No. 1                                5.25        1/01/2020          2,241
    3,600    Turnpike Auth. (INS)                                        5.00        1/01/2022          3,977
    3,330    Turnpike Auth. (INS)                                        5.13        1/01/2024          3,641
                                                                                                   ----------
                                                                                                       29,348
                                                                                                   ----------
             NORTH DAKOTA (0.5%)
    1,000    Grand Forks (INS)                                           5.00       12/15/2022          1,078
   11,085    Grand Forks City Health Care System                         5.00       12/01/2029         11,251
    2,055    Williams County                                             5.00       11/01/2021          2,083
                                                                                                   ----------
                                                                                                       14,412
                                                                                                   ----------
             OHIO (1.9%)
    9,000    Air Quality Dev. Auth.                                      5.70        8/01/2020          9,980
    3,000    American Municipal Power, Inc.                              5.00        2/15/2021          3,362
    2,760    American Municipal Power, Inc.                              5.00        2/15/2022          3,068
    7,165    Buckeye Tobacco Settlement Financing Auth.                  5.13        6/01/2024          6,118
    2,000    Cleveland Airport System                                    5.00        1/01/2030          2,013
    1,000    Cleveland Airport System                                    5.00        1/01/2031            999
    1,845    Fairview Park City (INS) (PRE)                              4.13       12/01/2020          1,991
      555    Fairview Park City (INS)                                    4.13       12/01/2020            588
   10,000    Hamilton City (INS)                                         4.65       10/15/2022         10,776
    4,365    Hamilton County                                             4.30(b)    12/01/2025          2,544
    9,000    Hancock County Hospital Facilities                          6.50       12/01/2030          9,950
    1,750    Miami County                                                5.25        5/15/2021          1,841
    2,000    Miami County                                                5.25        5/15/2026          2,050
    2,000    Turnpike and Infrastructure Commission                      5.25        2/15/2029          2,173
                                                                                                   ----------
                                                                                                       57,453
                                                                                                   ----------

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             OKLAHOMA (1.3%)
  $ 5,360    Cherokee Nation (INS)(h)                                    4.60%      12/01/2021     $    5,507
    6,880    Chickasaw Nation(h)                                         5.38       12/01/2017          7,349
    5,000    Chickasaw Nation(h)                                         6.00       12/01/2025          5,621
    2,020    Comanche County Hospital Auth.                              5.00        7/01/2021          2,124
    3,895    Comanche County Hospital Auth. (INS)                        5.25        7/01/2022          3,946
    3,000    Comanche County Hospital Auth. (INS)                        5.25        7/01/2023          3,031
    1,400    Norman Regional Hospital Auth.                              5.50        9/01/2024          1,414
   13,100    Norman Regional Hospital Auth.                              5.00        9/01/2027         12,573
                                                                                                   ----------
                                                                                                       41,565
                                                                                                   ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)                    4.58(b)     6/15/2025            594
    5,900    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)                    4.59(b)     6/15/2026          3,328
                                                                                                   ----------
                                                                                                        3,922
                                                                                                   ----------
             PENNSYLVANIA (1.3%)
    1,410    Allegheny County Higher Education Building Auth.            5.13        3/01/2025          1,558
    1,000    Allegheny County IDA                                        5.00        9/01/2021          1,004
    1,220    Allegheny County IDA                                        5.10        9/01/2026          1,151
    5,000    Beaver County IDA                                           2.15        3/01/2017          4,835
    6,500    Cumberland County Municipal Auth.                           4.00       12/01/2026          5,965
    1,000    Delaware County Auth.                                       5.00       10/01/2025          1,032
    2,720    Delaware River Port Auth.                                   5.00        1/01/2025          2,787
   13,000    Economic Development Financing Auth.                        4.00       10/01/2023         13,352
    1,625    Higher Educational Facilities Auth.                         5.00        7/01/2032          1,632
      730    Housing Finance Agency                                      5.00       10/01/2025            750
    1,615    Lancaster County Hospital Auth.                             5.00       11/01/2026          1,643
    1,200    Montgomery County IDA                                       5.00       11/15/2023          1,248
    2,750    Montgomery County IDA                                       5.00       11/15/2024          2,820
    1,250    Public School Building Auth.                                5.00        4/01/2023          1,384
                                                                                                   ----------
                                                                                                       41,161
                                                                                                   ----------
             PUERTO RICO (0.8%)
    5,000    Commonwealth (INS)                                          5.00        7/01/2035          4,063
   14,000    Government Dev. Bank (INS)                                  4.75       12/01/2015         13,770
    2,600    Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.          5.00        4/01/2027          2,137
    5,000    Sales Tax Financing Corp.                                   5.25(b)     8/01/2023          2,657
    2,000    Sales Tax Financing Corp.                                   5.45(b)     8/01/2024            977
                                                                                                   ----------
                                                                                                       23,604
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             RHODE ISLAND (0.4%)
  $    585   Health and Educational Building Corp. (INS)                 5.50%       5/15/2016     $      587
     5,500   Health and Educational Building Corp. (INS)                 5.00        5/15/2026          5,666
     5,915   Housing and Mortgage Finance Corp.                          4.65       10/01/2026          5,971
                                                                                                   ----------
                                                                                                       12,224
                                                                                                   ----------
             SOUTH CAROLINA (1.5%)
     4,250   Georgetown County                                           5.95        3/15/2014          4,340
     5,000   Georgetown County                                           5.70        4/01/2014          5,110
     5,000   Lexington County Health Services District, Inc.             5.00       11/01/2024          5,408
     7,335   Lexington County Health Services District, Inc.             5.00       11/01/2026          7,705
     7,200   Piedmont Municipal Power Agency (INS)                       5.00        1/01/2028          7,685
     2,700   Piedmont Municipal Power Agency (INS)                       5.00        1/01/2028          2,882
     5,870   SCAGO Educational Facilities Corp. (INS)                    4.75       12/01/2026          5,930
     6,325   SCAGO Educational Facilities Corp. (INS)                    4.75       12/01/2026          6,331
                                                                                                   ----------
                                                                                                       45,391
                                                                                                   ----------
             SOUTH DAKOTA (0.1%)
     1,700   Health and Educational Facilities Auth.                     5.00       11/01/2024          1,823
                                                                                                   ----------
             TENNESSEE (0.8%)
     7,000   Jackson                                                     5.25        4/01/2023          7,578
     2,125   Johnson City Health and Educational Facilities Board        5.25        7/01/2026          2,178
     1,000   Nashville and Davidson County Health and
               Educational Facilities Board (INS)                        5.10        8/01/2019          1,000
    14,750   Sullivan County Health, Educational and
               Housing Facilities Board                                  5.25        9/01/2026         15,100
                                                                                                   ----------
                                                                                                       25,856
                                                                                                   ----------
             TEXAS (12.4%)
     2,300   Austin (INS)                                                5.00       11/15/2024          2,505
     5,610   Austin Utility Systems (INS)                                5.15(b)     5/15/2017          5,315
     1,855   Bastrop ISD (NBGA)                                          5.55(b)     2/15/2014          1,853
     3,030   Bastrop ISD (NBGA)                                          5.55(b)     2/15/2015          3,008
     3,055   Bastrop ISD (NBGA)                                          5.60(b)     2/15/2016          2,992
     3,155   Bastrop ISD (NBGA)                                          5.60(b)     2/15/2017          3,026
     4,150   Bexar County Health Facilities Dev. Corp.                   5.00        7/01/2027          4,200
     4,240   Boerne ISD (NBGA)                                           3.66(b)     2/01/2026          2,615
     2,680   Central Regional Mobility Auth., 4.55%,
               1/01/2014 (INS) (PRE)                                     4.55(e)     1/01/2020          2,944
     3,445   Central Regional Mobility Auth., 4.60%,
               1/01/2014 (INS) (PRE)                                     4.60(e)     1/01/2021          3,790
       700   Central Regional Mobility Auth.                             5.00        1/01/2021            705
       500   Central Regional Mobility Auth.                             5.00        1/01/2022            494
       885   Central Regional Mobility Auth.                             5.90(b)     1/01/2022            597

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $    500   Central Regional Mobility Auth.                             5.00%       1/01/2023     $      490
     7,000   Central Regional Mobility Auth.                             6.25(b)     1/01/2024          4,146
     2,500   Central Regional Mobility Auth.                             5.75        1/01/2025          2,594
     2,535   Central Regional Mobility Auth.                             6.50(b)     1/01/2026          1,291
     3,500   Central Regional Mobility Auth.                             5.00        1/01/2033          3,038
     2,600   Conroe ISD (NBGA) (PRE)                                     5.00        2/15/2023          2,769
     3,100   Conroe ISD (NBGA) (PRE)                                     5.00        2/15/2024          3,302
     2,000   Dallas/Fort Worth International Airport                     5.25       11/01/2028          2,169
     7,500   Dallas/Fort Worth International Airport                     5.25       11/01/2029          8,078
    13,745   Denton ISD (NBGA)                                           5.03(b)     8/15/2023          9,276
    16,500   Denton ISD (NBGA)                                           5.06(b)     8/15/2024         10,547
     3,715   Ennis ISD (NBGA)                                            4.58(b)     8/15/2025          2,222
     3,720   Ennis ISD (NBGA)                                            4.60(b)     8/15/2026          2,037
     4,710   Harris County Cultural Education Facilities Finance Corp.   5.00       12/01/2027          5,022
     1,400   Harris County Cultural Education Facilities Finance Corp.   5.00        6/01/2028          1,357
    40,000   Harris County IDC                                           5.00        2/01/2023         42,911
     1,895   Hidalgo County Health Services Corp.                        4.75        8/15/2017          1,904
       350   Hidalgo County Health Services Corp.                        5.00        8/15/2019            351
     3,805   Hidalgo County Health Services Corp.                        5.00        8/15/2022          3,945
     1,785   Hidalgo County Health Services Corp.                        5.00        8/15/2026          1,815
     4,000   Houston Airport System                                      5.00        7/01/2024          4,404
     7,000   Houston Airport System                                      5.00        7/01/2025          7,616
     3,635   Houston ISD Public Facility Corp. (INS)                     5.35(b)     9/15/2015          3,563
     4,955   Houston ISD Public Facility Corp. (INS)                     5.35(b)     9/15/2015          4,857
     6,955   Houston ISD Public Facility Corp. (INS)                     5.38(b)     9/15/2016          6,665
     2,635   Houston ISD Public Facility Corp. (INS)                     5.38(b)     9/15/2016          2,525
     3,885   Houston ISD Public Facility Corp. (INS)                     5.40(b)     9/15/2017          3,618
     1,520   Judson ISD (INS) (PRE)                                      5.00        2/01/2023          1,545
       680   Judson ISD (INS)                                            5.00        2/01/2023            690
     1,035   Judson ISD (INS) (PRE)                                      5.00        2/01/2024          1,052
       465   Judson ISD (INS)                                            5.00        2/01/2024            472
       105   La Porte ISD (INS)                                          5.00        2/15/2022            111
     1,490   La Porte ISD (INS) (PRE)                                    5.00        2/15/2022          1,587
       225   La Porte ISD (INS)                                          5.00        2/15/2024            237
     3,310   La Porte ISD (INS) (PRE)                                    5.00        2/15/2024          3,526
     1,655   Lewisville (INS)                                            5.38        9/01/2015          1,657
     4,555   Lower Colorado River Auth. (INS)                            4.38        5/15/2025          4,657
     2,000   Lower Colorado River Auth. (INS)                            4.38        5/15/2026          2,029
     1,540   Marlin ISD Public Facility Corp.,
               acquired 7/22/1998; cost $1,565(f)                        5.85        2/15/2018          1,571
     3,425   Mesquite Health Facilities Dev. Corp.                       5.50        2/15/2025          3,458

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  2,040   Midlothian Dev. Auth. (INS)                                 5.00%      11/15/2018     $    2,079
     2,235   Midlothian Dev. Auth. (INS)                                 5.00       11/15/2021          2,233
     7,990   Midlothian Dev. Auth.                                       6.00       11/15/2024          7,999
     1,695   Midlothian Dev. Auth. (INS)                                 5.00       11/15/2026          1,650
     2,420   Midlothian Dev. Auth.                                       5.13       11/15/2026          2,337
     2,155   New Braunfels ISD (NBGA)                                    3.04(b)     2/01/2023          1,616
     2,500   North Texas Tollway Auth.                                   6.00        1/01/2023          2,848
    15,000   North Texas Tollway Auth.                                   6.00        1/01/2025         17,392
     1,220   Nueces River Auth. (INS)                                    5.00        7/15/2023          1,301
     1,530   Nueces River Auth. (INS)                                    5.00        7/15/2024          1,628
     2,965   Plano ISD (NBGA)                                            4.50        2/15/2023          3,095
     2,000   Red River Education Finance Corp.                           4.38        3/15/2025          2,068
     3,000   Red River Education Finance Corp.                           4.38        3/15/2026          3,041
     8,395   Rockwall ISD (NBGA)                                         5.14(b)     2/15/2022          5,981
     9,205   Sabine River Auth. (INS)                                    4.95        3/01/2018          9,996
     2,000   San Leanna Education Facilities Corp.                       5.00        6/01/2018          2,170
     1,965   San Leanna Education Facilities Corp.                       5.13        6/01/2023          2,062
     1,000   San Leanna Education Facilities Corp.                       5.13        6/01/2024          1,040
     1,545   San Leanna Education Facilities Corp.                       5.13        6/01/2025          1,596
     5,200   Schertz-Cibolo-Universal City ISD (NBGA)                    4.86(b)     2/01/2023          3,473
     3,320   State                                                       5.00        8/01/2016          3,448
     3,750   Tarrant County Cultural Education Facilities Finance Corp.  5.25       11/15/2022          3,901
     1,100   Tarrant County Cultural Education Facilities Finance Corp.  6.00       11/15/2026          1,107
     8,300   Tarrant County Cultural Education Facilities Finance Corp.  5.13        5/15/2027          8,182
     5,000   Tarrant Regional Water District (INS)                       4.38        3/01/2021          5,253
     7,000   Transportation Commission                                   4.38        4/01/2025          7,323
    13,000   Transportation Commission                                   4.50        4/01/2026         13,342
    10,000   Tyler Health Facilities Dev. Corp.                          5.50        7/01/2027         10,360
     7,170   Tyler Health Facilities Dev. Corp.                          5.25       11/01/2019          7,887
     7,945   Tyler Health Facilities Dev. Corp.                          5.25       11/01/2021          8,644
     3,360   Tyler Health Facilities Dev. Corp.                          5.25       11/01/2022          3,636
     3,800   Tyler Health Facilities Dev. Corp.                          5.25       11/01/2023          4,098
     8,745   Tyler Health Facilities Dev. Corp.                          5.25        7/01/2026          8,929
    10,000   Univ. of Texas Board of Regents                             4.25        8/15/2025         10,211
     1,795   Weatherford ISD (NBGA)                                      4.73(b)     2/15/2023          1,249
     1,795   Weatherford ISD (NBGA)                                      4.77(b)     2/15/2024          1,179
     5,970   Williamson County (INS)                                     5.13        2/15/2022          6,682
     1,385   Wylie ISD (NBGA)                                            5.00(b)     8/15/2014          1,381
     1,690   Wylie ISD (NBGA)                                            5.10(b)     8/15/2015          1,671
                                                                                                   ----------
                                                                                                      383,236
                                                                                                   ----------

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             UTAH (0.4%)
  $ 18,337   Jordanelle Special Service District,
               acquired 6/18/2009; cost $18,337(f),(h)                   12.00%      8/01/2030     $   12,782
                                                                                                   ----------
             VERMONT (0.3%)
     9,000   EDA                                                          5.00      12/15/2020         10,129
                                                                                                   ----------
             VIRGINIA (1.1%)
     1,750   Albemarle County IDA                                         5.00       1/01/2024          1,718
     2,290   College Building Auth.                                       5.00       6/01/2021          2,366
    11,280   College Building Auth.                                       5.00       6/01/2026         11,386
    14,924   Farms of New Kent Community Dev. Auth.,
               acquired 9/08/2006-10/04/2007; cost $14,395(f),(g),(i)     5.13       3/01/2036          7,304
    10,000   Roanoke County EDA                                           5.00       7/01/2025         10,668
     1,000   Small Business Financing Auth.                               5.13       9/01/2022          1,042
                                                                                                   ----------
                                                                                                       34,484
                                                                                                   ----------
             WASHINGTON (0.2%)
       775   Higher Education Facilities Auth.                            5.20      10/01/2017            778
     5,000   King County Housing Auth. (INS)                              5.20       7/01/2018          5,002
                                                                                                   ----------
                                                                                                        5,780
                                                                                                   ----------
             Wisconsin (0.8%)
     8,300   Health and Educational Facilities Auth.                      5.13       2/15/2026          8,340
     1,500   Health and Educational Facilities Auth.                      5.00       8/15/2026          1,589
     2,000   Health and Educational Facilities Auth.                      5.00       7/15/2028          2,028
     1,935   Health and Educational Facilities Auth.                      5.00       8/15/2029          1,993
     5,000   Health and Educational Facilities Auth.                      5.13       4/15/2031          5,019
     6,000   Sheboygan (INS)                                              5.00       9/01/2015          6,409
                                                                                                   ----------
                                                                                                       25,378
                                                                                                   ----------
             Total Fixed-Rate Instruments (cost: $2,635,170)                                        2,728,022
                                                                                                   ----------

             PUT BONDS (7.0%)
             ARIZONA (1.6%)
    16,000   Health Facilities Auth.                                     1.92(j)     2/01/2048         15,601
    20,000   Health Facilities Auth.                                     1.92(j)     2/01/2048         19,398
    12,500   Maricopa County                                             6.00        5/01/2029         12,883
                                                                                                   ----------
                                                                                                       47,882
                                                                                                   ----------
             CALIFORNIA (0.7%)
    17,000   Bay Area Toll Auth.                                         1.17(j)     4/01/2045         16,871
     3,000   Health Facilities Financing Auth.                           4.95        7/01/2026          3,101
                                                                                                   ----------
                                                                                                       19,972
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             FLORIDA (0.8%)
  $  7,375   Miami-Dade County IDA                                       4.00%      10/01/2018     $    7,602
    16,000   Putnam County Dev. Auth. (INS)                              5.35        3/15/2042         18,317
                                                                                                   ----------
                                                                                                       25,919
                                                                                                   ----------
             ILLINOIS (0.4%)
     5,000   Chicago Board of Education                                  0.90(j)     3/01/2036          5,023
     7,500   Educational Facilities Auth.                                4.75       11/01/2036          8,228
                                                                                                   ----------
                                                                                                       13,251
                                                                                                   ----------
             LOUISIANA (0.5%)
    16,750   St. Charles Parish                                          4.00       12/01/2040         16,738
                                                                                                   ----------
             MASSACHUSETTS (0.2%)
     6,000   Dev. Finance Agency (PRE)                                   5.75       12/01/2042          7,308
                                                                                                   ----------
             MICHIGAN (0.6%)
    15,000   Hospital Finance Auth.                                      6.00       12/01/2034         17,523
                                                                                                   ----------
             MONTANA (0.3%)
     8,500   Forsyth                                                     3.90        3/01/2031          7,914
                                                                                                   ----------
             NEW MEXICO (1.0%)
    10,000   Farmington                                                  4.75        6/01/2040         10,262
    20,000   Farmington                                                  5.20        6/01/2040         21,307
                                                                                                   ----------
                                                                                                       31,569
                                                                                                   ----------
             OHIO (0.3%)
     8,000   Air Quality Dev. Auth.                                      5.75        6/01/2033          8,569
                                                                                                   ----------
             PENNSYLVANIA (0.6%)
     8,800   Beaver County IDA                                           2.70        4/01/2035          8,491
     1,750   Economic Dev. Financing Auth.                               1.75       12/01/2033          1,744
     8,750   Economic Dev. Financing Auth.                               3.00       11/01/2041          8,647
                                                                                                   ----------
                                                                                                       18,882
                                                                                                   ----------
             Total Put Bonds (cost: $208,036)                                                         215,527
                                                                                                   ----------

             ADJUSTABLE-RATE NOTES (0.6%)

             NEW JERSEY (0.6%)
    10,000   EDA                                                         1.62(j)     9/01/2027          9,507
    10,000   EDA                                                         1.67(j)     3/01/2028          9,484
                                                                                                   ----------
                                                                                                       18,991
                                                                                                   ----------
             Total Adjustable-Rate Notes (cost: $20,000)                                               18,991
                                                                                                   ----------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON        FINAL             VALUE
(000)        SECURITY                                                    RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (2.9%)

             CALIFORNIA (0.2%)
  $  4,815   Victorville Joint Powers Financing Auth.
               (LOC - BNP Paribas)                                       1.57%       5/01/2040     $    4,815
                                                                                                   ----------
             ILLINOIS (1.3%)
    41,800   State (LIQ)                                                 2.00       10/01/2033         41,800
                                                                                                   ----------
             MAINE (0.1%)
     1,685   Health & Higher Educational Facilities Auth. (INS)(LIQ)     0.35        7/01/2036          1,685
                                                                                                   ----------
             NEW YORK (0.6%)
    18,200   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(h)         0.40        3/15/2024         18,200
                                                                                                   ----------
             PENNSYLVANIA (0.7%)
     5,875   Butler County General Auth. (INS)(LIQ)                      0.30        9/01/2027          5,875
     8,460   Emmaus General Auth. (INS)(LIQ)                             0.35       12/01/2028          8,460
     8,715   Luzerne County (INS)(LIQ)                                   0.65       11/15/2026          8,715
                                                                                                   ----------
                                                                                                       23,050
                                                                                                   ----------
             Total Variable-Rate Demand Notes (cost: $89,550)                                          89,550
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,952,756)                                                  $3,052,090
                                                                                                   ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)              (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES      OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS             OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                 INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-             $2,728,022               $-   $2,728,022
Put Bonds                                          -                215,527                -      215,527
Adjustable-Rate Notes                              -                 18,991                -       18,991
Variable-Rate Demand Notes                         -                 89,550                -       89,550
---------------------------------------------------------------------------------------------------------
Total                                             $-             $3,052,090               $-   $3,052,090
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) At September 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) At September 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $2,766,000.

   (d) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   (f) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2013, was $22,324,000, which represented 0.7% of the Fund's net assets.

   (g) Currently the issuer is in default with respect to interest and/or principal payments.

   (h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (i) Security was fair valued at September 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,304,000, which represented 0.2% of net assets of the Fund.

   (j) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.

   (k) A portion of the coupon is payable in kind (PIK) 7.08% (5.03% cash, 2.05% PIK).

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,952,756)         $3,052,090
  Cash                                                                            13
  Receivables:
     Capital shares sold                                                       1,444
     Interest                                                                 39,324
     Securities sold                                                             294
                                                                          ----------
        Total assets                                                       3,093,165
                                                                          ----------
LIABILITIES
  Payables:
     Securities purchased                                                      2,721
     Capital shares redeemed                                                   2,204
     Dividends on capital shares                                               1,849
  Accrued management fees                                                        859
  Accrued transfer agent's fees                                                   19
  Other accrued expenses and payables                                             86
                                                                          ----------
        Total liabilities                                                      7,738
                                                                          ----------
           Net assets applicable to capital shares outstanding            $3,085,427
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $3,012,867
  Accumulated undistributed net investment income                                  2
  Accumulated net realized loss on investments                               (26,776)
  Net unrealized appreciation of investments                                  99,334
                                                                          ----------
          Net assets applicable to capital shares outstanding             $3,085,427
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $3,079,080/233,653 shares outstanding)    $    13.18
                                                                          ==========
     Adviser Shares (net assets of $6,347/482 shares outstanding)         $    13.18
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                         $   68,221
                                                                          ----------
EXPENSES
  Management fees                                                              5,505
  Administration and servicing fees:
     Fund Shares                                                               2,442
     Adviser Shares                                                                5
  Transfer agent's fees:
     Fund Shares                                                                 530
  Distribution and service fees (Note 6E):
     Adviser Shares                                                                9
  Custody and accounting fees:
     Fund Shares                                                                 178
  Postage:
     Fund Shares                                                                  23
  Shareholder reporting fees:
     Fund Shares                                                                  22
   Trustees' fees                                                                  6
   Registration fees:
     Fund Shares                                                                  26
     Adviser Shares                                                               14
   Professional fees                                                              93
   Other                                                                          26
                                                                          ----------
     Total expenses                                                            8,879
   Expenses reimbursed:
      Adviser Shares                                                             (14)
                                                                          ----------
         Net expenses                                                          8,865
                                                                          ----------
NET INVESTMENT INCOME                                                         59,356
                                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
     Unaffiliated transactions                                               (17,185)
     Affiliated transactions (Note 8)                                            713
   Change in net unrealized appreciation/depreciation                       (125,323)
                                                                          ----------
         Net realized and unrealized loss                                   (141,795)
                                                                          ----------
   Decrease in net assets resulting from operations                       $  (82,439)
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                           9/30/2013        3/31/2013
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   59,356     $  119,375
   Net realized gain (loss) on investments                       (16,472)           124
   Change in net unrealized appreciation/depreciation of
       investments                                              (125,323)        78,609
                                                              -------------------------
       Increase (decrease) in net assets resulting
           from operations                                       (82,439)       198,108
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                               (59,176)      (119,052)
       Adviser Shares                                               (118)          (227)
                                                              -------------------------
           Distributions to shareholders                         (59,294)      (119,279)
                                                              -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                  (166,847)        77,212
   Adviser Shares                                                   (810)         1,459
                                                              -------------------------
       Total net increase (decrease) in net assets from
           capital share transactions                           (167,657)        78,671
                                                              -------------------------
   Net increase (decrease) in net assets                        (309,390)       157,500
NET ASSETS
   Beginning of period                                         3,394,817      3,237,317
                                                              -------------------------
   End of period                                              $3,085,427     $3,394,817
                                                              =========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                              $        2     $      (60)
                                                              =========================

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,722,000; all of which were when-issued securities.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $9,000, which represents 5.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryfowards of $8,950,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2013, were $180,199,000 and $197,460,000, respectively.

As of September 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $144,072,000 and $44,738,000, respectively, resulting in net unrealized appreciation of $99,334,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                   SIX MONTH PERIOD ENDED           YEAR ENDED
                                     SEPTEMBER 30, 2013            MARCH 31, 2013
----------------------------------------------------------------------------------
                                     SHARES      AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                          14,692     $ 198,619       36,811   $ 504,163
Shares issued from reinvested
 dividends                            3,574        47,724        7,064      96,833
Shares redeemed                     (31,015)     (413,190)     (38,382)   (523,784)
                                    ----------------------------------------------
Net increase (decrease) from
 capital share transactions         (12,749)    $(166,847)       5,493   $  77,212
                                    ==============================================
ADVISER SHARES:
Shares sold                              66     $     890          116   $   1,593
Shares issued from reinvested
 dividends                                2            27            4          50
Shares redeemed                        (128)       (1,727)         (14)       (184)
                                    ----------------------------------------------
Net increase (decrease) from
 capital share transactions             (60)    $    (810)         106    $  1,459
                                    ==============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base investment management fee and a performance adjustment. The Fund's base investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                        AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------------
+/- 0.20% to 0.50%                          +/- 0.04%
+/- 0.51% to 1.00%                          +/- 0.05%
+/- 1.01% and greater                       +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,505,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $935,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.06% and 0.04%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,442,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $46,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2014, to limit the annual expenses of the Adviser Shares to 0.75% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    August 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2013, the Adviser Shares incurred reimbursable expenses of $14,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $530,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2013, USAA and its affiliates owned 378,000 shares, which represent 78.5% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                      COST TO        GAIN (LOSS)
         SELLER                  PURCHASER           PURCHASER        TO SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt             USAA Tax Exempt
 Intermediate-Term Fund      Short-Term Fund          $25,751,000    $ 713,000
USAA New York               USAA Tax Exempt
 Bond Fund                   Intermediate-Term Fund     2,933,000     (328,000)

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                                   YEAR ENDED MARCH 31,
                             ----------------------------------------------------------------------------------------
                                   2013             2013          2012             2011          2010            2009
                             ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    13.75       $    13.41    $    12.56       $    12.83    $    11.88      $    12.64
                             ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .24              .50           .54              .56           .57             .59
 Net realized and
  unrealized gain (loss)           (.57)             .34           .85             (.26)          .96            (.74)
                             ----------------------------------------------------------------------------------------
Total from investment
 operations                        (.33)             .84          1.39              .30          1.53            (.15)
                             ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.24)            (.50)         (.54)            (.56)         (.57)           (.59)
 Realized capital gains               -                -          (.00)(a)         (.01)         (.01)           (.02)
                             ----------------------------------------------------------------------------------------
Total distributions                (.24)            (.50)         (.54)            (.57)         (.58)           (.61)
                             ----------------------------------------------------------------------------------------
Net asset value at
 end of period               $    13.18       $    13.75    $    13.41       $    12.56    $    12.83      $    11.88
                             ========================================================================================
Total return (%)*                 (2.38)            6.31         11.25             2.29         13.07(b)        (1.22)
Net assets at
 end of period (000)         $3,079,080       $3,387,366    $3,231,474       $2,794,641    $2,859,691      $2,419,273
Ratios to average
 net assets:**
 Expenses (%)(c)                    .54(d)           .54           .54              .52           .47(b)          .45
 Net investment income (%)         3.64(d)          3.63          4.11             4.35          4.55            4.81
Portfolio turnover (%)                6               11            13               14             7              13

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $3,244,993,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED                                            PERIOD ENDED
                                    SEPTEMBER 30,            YEAR ENDED MARCH 31,             MARCH 31,
                                    --------------------------------------------------------------------
                                         2013                2013             2012               2011***
                                    --------------------------------------------------------------------
Net asset value at
 beginning of period                   $13.75              $13.41           $12.56             $13.05
                                       --------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .23                 .47              .51                .35
 Net realized and
 unrealized gain (loss)                  (.57)                .34              .85               (.48)
                                       --------------------------------------------------------------
Total from investment operations         (.34)                .81             1.36               (.13)
                                       --------------------------------------------------------------
Less distributions from:
 Net investment income                   (.23)               (.47)            (.51)              (.35)
 Realized capital gains                     -                   -             (.00)(a)           (.01)
                                       --------------------------------------------------------------
Total distributions                      (.23)               (.47)            (.51)              (.36)
                                       --------------------------------------------------------------
Net asset value at end of period       $13.18              $13.75           $13.41             $12.56
                                       ==============================================================
Total return (%)*                       (2.48)               6.10            11.03              (1.04)
Net assets at end of period (000)      $6,347              $7,451           $5,843             $4,756
Ratios to average net assets:**
 Expenses (%)(b)                          .75(c)              .75              .75                .75(c)
 Expenses, excluding
  reimbursements (%)(b)                  1.17(c)             1.14             1.38               1.56(c)
 Net investment income (%)               3.43(c)             3.41             3.90               4.15(c)
Portfolio turnover (%)                      6                  11               13                 14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $6,880,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING               ENDING             DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE        APRIL 1, 2013 -
                                         APRIL 1, 2013     SEPTEMBER 30, 2013     SEPTEMBER 30, 2013
                                       -------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00             $  976.20                 $2.68

Hypothetical
 (5% return before expenses)              1,000.00              1,022.36                  2.74

ADVISER SHARES
Actual                                    1,000.00                975.20                  3.71

Hypothetical
 (5% return before expenses)              1,000.00              1,021.31                  3.80

  * Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (2.38)% for Fund Shares and (2.48)% for Adviser Shares for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-, three-, and five-year periods ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALe -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
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   39594-1113                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.